EQUITY NARRATIVE (Details) - USD ($) $ in Thousands	1 Months Ended		4 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018
Capital Unit [Line Items]
Partners' capital account, units purchased (in shares)	$ 1,474	$ 8,003
Common Units
Capital Unit [Line Items]
Partners' capital account, units purchased (in shares)		$ 25,000
Unit repurchase program (in shares)	96,100	439,672	535,772	535,772